Financial instruments - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	$ 246	$ 217
Senior Notes Due 2026, 2028, 2029, 2030 and 2049
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	2,912
Series Notes Due 2026, 2029, 2030 and 2049
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value		2,891
Measured at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(3,969)	(4,073)
Measured at amortized cost or cost | Senior Notes Due 2026, 2028, 2029, 2030 and 2049
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(3,246)
Measured at amortized cost or cost | Series Notes Due 2026, 2029, 2030 and 2049
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		(2,728)
Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(3,883)	(3,966)
Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(86)	(107)
Measured at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	176	165
Current financial assets	273	309
Financial assets at fair value and amortized cost or cost	449	474
Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	117	110
Current financial assets	102	97
Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	38	35
Current financial assets	26	28
Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	21	20
Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	70	79
Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	75	105
Level 3 | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(109)	(112)	$ (149)	$ (157)
Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at fair value and amortized cost or cost	65	46	37	28
Level 3 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at fair value and amortized cost or cost	5	6	$ 15	$ 24
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	381	372
Current financial assets	521	939
Financial assets at fair value and amortized cost or cost	902	1,311
Financial liabilities, at fair value and amortized cost	(4,079)	(4,192)
Recurring fair value measurement | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		(112)
Recurring fair value measurement | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(1)	(7)
Recurring fair value measurement | Measured at FVPL | Contingent consideration [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(109)
Recurring fair value measurement | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(3,883)	(3,966)
Recurring fair value measurement | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(86)	(107)
Recurring fair value measurement | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	241	624
Recurring fair value measurement | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	65	46
Recurring fair value measurement | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	5	6
Recurring fair value measurement | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	135	155
Recurring fair value measurement | Measured at FVPL | Equity securities of public companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets		3
Recurring fair value measurement | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	7	3
Recurring fair value measurement | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	117	110
Current financial assets	102	97
Recurring fair value measurement | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	38	35
Current financial assets	26	28
Recurring fair value measurement | Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	21	20
Recurring fair value measurement | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	70	79
Recurring fair value measurement | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	75	105
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	135	155
Current financial assets	241	627
Financial assets at fair value and amortized cost or cost	376	782
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		0
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Contingent consideration [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	241	624
Recurring fair value measurement | Level 1 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	135	155
Recurring fair value measurement | Level 1 | Measured at FVPL | Equity securities of public companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets		3
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	7	3
Financial assets at fair value and amortized cost or cost	7	3
Financial liabilities, at fair value and amortized cost	(1)	(7)
Recurring fair value measurement | Level 2 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(1)	(7)
Recurring fair value measurement | Level 2 | Measured at FVPL | Contingent consideration [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Equity securities of public companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets		0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	7	3
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	70	52
Current financial assets	0	0
Financial assets at fair value and amortized cost or cost	70	52
Financial liabilities, at fair value and amortized cost	(109)	(112)
Recurring fair value measurement | Level 3 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost		(112)
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at FVPL | Contingent consideration [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(109)
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	65	46
Recurring fair value measurement | Level 3 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	5	6
Recurring fair value measurement | Level 3 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVPL | Equity securities of public companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets		0
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term loans, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	$ 0	$ 0